Leases, Commitments and Contingencies - Future Minimum Non-Cancelable Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014, Operating Leases	$ 1,844
2015, Operating Leases	1,917
2016, Operating Leases	1,020
Total minimum lease payments, Operating Leases	4,781
2014, Mendel Sub-Lease	(1,167)
2015, Mendel Sub-Lease	(1,201)
2016, Mendel Sub-Lease	(640)
Total minimum lease payments, Mendel Sub-Lease	(3,008)
2014, Net Operating Lease Payments	677
2015, Net Operating Lease Payments	716
2016, Net Operating Lease Payments	380
Total minimum lease payments, Net Operating Lease Payments	$ 1,773